Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Expense Example - Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,150